UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:

/s/ Daniel Khoshaba         Bernardsville, New Jersey        November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $160,770
                                       (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE
                                                     KSA Capital Management, LLC
                                                         September 30, 2012




COLUMN 1                       COLUMN 2         COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                        VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS             CUSIP     (X1000)  PRN AMT  PRN CALL  DISCRETION   MANGRS    SOLE    SHARED  NONE
AEP INDS INC                  COM                001031103   56,115   926,140  SH         SOLE                 926,140
ALTRIA GROUP INC              COM                02209S103      952    28,500  SH         SOLE                  28,500
AT&T INC                      COM                00206R102    1,677    45,000  SH         SOLE                  45,000
AVIS BUDGET GROUP             COM                053774105    5,242   340,800  SH         SOLE                 340,800
CABLEVISION SYS CORP          CL A NY CABLVS     12686C109    1,357    86,400  SH         SOLE                  86,400
CAMPBELL SOUP CO              COM                134429109    1,043    30,200  SH         SOLE                  30,200
CHESAPEAKE ENERGY CORP        COM                165167107    1,277    68,000  SH         SOLE                  68,000
CHEVRON CORP NEW              COM                166764100    1,282    11,000  SH         SOLE                  11,000
COCA COLA CO                  COM                191216100    1,942    51,200  SH         SOLE                  51,200
CONOCOPHILLIPS                COM                20825C104    1,243    22,000  SH         SOLE                  22,000
DANA HLDG CORP                COM                235825205    4,701   383,550  SH         SOLE                 383,550
DOW CHEM CO                   COM                260543103    1,969    68,000  SH         SOLE                  68,000
EMERSON ELEC CO               COM                291011104    2,220    46,000  SH         SOLE                  46,000
GARMIN LTD                    SHS                H2906T109    2,969    71,120  SH         SOLE                  71,120
GEO GROUP INC                 COM                36159R103    5,309   191,856  SH         SOLE                 191,856
HASBRO INC                    COM                418056107    2,192    58,000  SH         SOLE                  58,000
HOME DEPOT INC                COM                437076102    2,354    39,000  SH         SOLE                  39,000
ILLINOIS TOOL WKS INC         COM                452308109    2,141    36,000  SH         SOLE                  36,000
INTEL CORP                    COM                458140100    1,233    55,000  SH         SOLE                  55,000
INTERVAL LEISURE GROUP INC    COM                46113M108    5,395   285,427  SH         SOLE                 285,427
JOHNSON & JOHNSON             COM                478160104    2,240    32,500  SH         SOLE                  32,500
KIMBERLY CLARK CORP           COM                494368103    1,021    11,900  SH         SOLE                  11,900
KLA-TENCOR CORP               COM                482480100    1,383    29,000  SH         SOLE                  29,000
LINEAR TECHNOLOGY CORP        COM                535678106    1,177    37,000  SH         SOLE                  37,000
MCDONALDS CORP                COM                580135101    1,697    18,500  SH         SOLE                  18,500
MICROSOFT CORP                COM                594918104    1,591    53,900  SH         SOLE                  53,900
MOTOROLA SOLUTIONS INC        COM NEW            620076307    5,631   111,400  SH         SOLE                 111,400
OWENS ILL INC                 COM NEW            690768403    3,786   201,798  SH         SOLE                 201,798
PEPSICO INC                   COM                713448108    7,914   111,823  SH         SOLE                 111,823
PROCTER & GAMBLE CO           COM                742718109    1,080    15,700  SH         SOLE                  15,700
QUAD / GRAPHICS INC           COM CL A           747301109    7,144   421,205  SH         SOLE                 421,205
SEALED AIR CORP NEW           COM                81211K100    1,107    71,600  SH         SOLE                  71,600
SONOCO PRODS CO               COM                835495102    2,027    65,400  SH         SOLE                  65,400
STEEL DYNAMICS INC            COM                858119100    2,082   185,241  SH         SOLE                 185,241
TRW AUTOMOTIVE HLDGS CORP     COM                87264S106    4,874   111,510  SH         SOLE                 111,510
TYCO INTERNATIONAL LTD        SHS                H89128104    4,449   161,820  SH         SOLE                 161,820
UNITED TECHNOLOGIES CORP      COM                913017109    2,192    28,000  SH         SOLE                  28,000
VERIZON COMMUNICATIONS INC    COM                92343V104    3,381    75,000  SH         SOLE                  75,000
WAL-MART STORES INC           COM                931142103    1,018    13,800  SH         SOLE                  13,800
XYLEM INC                     COM                98419M100    2,363    94,324  SH         SOLE                  94,324

